PREMIER [Member] Expense Example - PREMIER - TEMPCASH - Premier Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	62
Expense Example, with Redemption, 5 Years	111
Expense Example, with Redemption, 10 Years	$ 253